Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2018	12 Months Ended
Dec. 31, 2018
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Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2018
60	Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2018

Up to the date of issue of these financial statements, the IASB has issued a number of amendments, new standards and interpretations which are not yet effective for the year ended December 31, 2018 and which have not been adopted in these financial statements. These include the following which may be relevant to the Group.

Effective for accounting periods beginning on or after
IFRS 16, Leases	January 1, 2019
IFRIC 23, Uncertainty over income tax treatments	January 1, 2019
Annual Improvements to IFRSs 2015-2017 Cycle	January 1, 2019
Amendments to IAS 28, Long-term interest in associates and joint ventures	January 1, 2019
Amendments to IFRS 9, Prepayment features with negative compensation	January 1, 2019

The Group is in the process of making an assessment of what the impact of these amendments, new standards and interpretations is expected to be in the period of initial application. So far the Group has identified some aspects of the IFRS 16 which may have a significant impact on the consolidated financial statements. Further details of the expected impacts are discussed below.

IFRS 16, Leases

Currently the Group classifies leases into finance leases and operating leases and accounts for the lease arrangements differently, depending on the classification of the lease. The Group enters into some leases as the lessor and others as the lessee.

IFRS 16 is not expected to impact significantly on the way that lessors account for their rights and obligations under a lease. However, once IFRS 16 is adopted, lessees will no longer distinguish between finance leases and operating leases. Instead, subject to practical expedients, lessees will account for all leases in a similar way to current finance lease accounting, i.e. at the commencement date of the lease the lessee will recognise and measure a lease liability at the present value of the minimum future lease payments and will recognise a corresponding “right-of-use” asset. After initial recognition of this asset and liability, the lessee will recognise interest expense accrued on the outstanding balance of the lease liability, and the depreciation of the right-of-use asset, instead of the current policy of recognising rental expenses incurred under operating leases on a systematic basis over the lease term. As a practical expedient, the lessee can elect not to apply this accounting model to short-term leases (i.e. where the lease term is 12 months or less) and to leases of low-value assets, in which case the rental expenses would continue to be recognised on a systematic basis over the lease term.

IFRS 16 will primarily affect the Group’s accounting as a lessee of leases for properties, plant and equipment which are currently classified as operating leases. The application of the new accounting model is expected to lead to an increase in both assets and liabilities and to impact on the timing of the expense recognition in the consolidated income statement over the period of the lease.

IFRS 16 is effective for annual periods beginning on or after January 1, 2019. As allowed by IFRS 16, the Group decides to use the practical expedient to grandfather the previous assessment of which existing arrangements are, or contain, leases. The Group will therefore apply the new definition of a lease in IFRS 16 only to contracts that are entered into on or after the date of initial application.

The Group decides to elect to use the modified retrospective approach for the adoption of IFRS 16 and will recognise the cumulative effect of initial application as an adjustment to the opening balance of equity at January 1, 2019 and will not restate the comparative information. The Group will also apply IFRS 16’s low-value and short-term exemptions prospectively.

The Group has substantially completed an assessment on the impact of IFRS 16. Based on information currently available, excluding the impact from its associates’ and joint ventures’ initial application of IFRS 16, as well as the overall impact on deferred tax, the Group expects to recognise right-of-use assets and lease liabilities of approximately RMB44,000 million and RMB48,000 million respectively on January 1, 2019. The actual impact upon the initial adoption of this standard, however, may differ as the assessment completed to date is based on the information currently available to the Group, and further impacts may be identified before the standard is initially applied in the Group’s interim financial report for the six months ending June 30, 2019.